Interest and finance cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 205,070	$ 156,088	$ 99,044
Amortization and write off of financing fees	17,565	21,952	8,249
Amortization of convertible notes discount	38,855	34,144	26,516
Amortization of share lending agreement notes issuance costs	2,983	2,974	2,617
Other	4,622	7,083	8,850
Capitalized interest	(58,967)	(76,068)	(78,451)
Total	$ 210,128	$ 146,173	$ 66,825